Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
AerSale Corp.
(a)
.................... 35,532 $ 543,284
BWX Technologies, Inc. .............. 55,768 4,142,447
Leonardo DRS, Inc.
(a)(b)
............... 109,985 2,097,414
National Presto Industries, Inc. .......... 11,249 840,863
Parsons Corp.
(a)(b)
................... 27,672 1,564,852
9,188,860
Air Freight & Logistics — 0.3%
Forward Air Corp. .................. 12,178 784,385
Hub Group, Inc., Class A
(a)
............. 23,935 1,645,531
2,429,916
Automobile Components — 0.9%
Dorman Products, Inc.
(a)(b)
............. 30,668 1,906,936
Gentex Corp. ..................... 137,687 3,948,863
Standard Motor Products, Inc. .......... 26,674 931,723
6,787,522
Banks — 7.1%
Amalgamated Financial Corp. .......... 35,223 642,468
Bank First Corp. ................... 18,035 1,424,224
Byline Bancorp, Inc. ................. 23,076 437,752
Camden National Corp. .............. 31,944 931,487
Capital City Bank Group, Inc. ........... 29,746 849,843
Capitol Federal Financial, Inc. .......... 182,872 950,934
City Holding Co. ................... 32,716 2,969,958
Columbia Financial, Inc.
(a)
............. 68,403 1,101,288
Commerce Bancshares, Inc. ........... 75,074 3,292,746
Community Bank System, Inc. .......... 60,725 2,425,964
Community Trust Bancorp, Inc. ......... 32,270 1,212,061
CVB Financial Corp. ................. 192,315 3,003,960
Equity Bancshares, Inc., Class A ........ 30,930 748,506
Farmers National Banc Corp. ........... 80,134 904,713
First Bancshares, Inc. (The) ............ 52,653 1,275,256
First Financial Corp. ................. 24,208 832,997
First Interstate BancSystem, Inc., Class A .. 21,051 485,647
German American Bancorp, Inc. ......... 55,540 1,517,908
Great Southern Bancorp, Inc. ........... 20,577 1,023,088
HarborOne Bancorp, Inc. ............. 93,508 920,119
Independent Bank Corp. .............. 8,038 392,254
Lakeland Financial Corp. .............. 28,018 1,379,887
Mid Penn Bancorp, Inc. ............... 29,455 561,412
NBT Bancorp, Inc. .................. 90,970 3,044,766
Nicolet Bankshares, Inc.
(b)
............. 7,097 516,804
Northfield Bancorp, Inc. .............. 88,790 763,594
Northwest Bancshares, Inc. ............ 261,368 2,723,455
Origin Bancorp, Inc. ................. 48,414 1,432,570
Park National Corp. ................. 8,453 857,050
Peoples Bancorp, Inc. ............... 72,749 2,006,417
Prosperity Bancshares, Inc. ............ 6,794 370,545
SmartFinancial, Inc. ................. 31,804 663,113
South Plains Financial, Inc. ............ 26,549 712,044
Southside Bancshares, Inc. ............ 62,130 1,658,871
Stellar Bancorp, Inc. ................. 96,684 2,101,910
Stock Yards Bancorp, Inc. ............. 58,758 2,298,025
TriCo Bancshares .................. 54,160 1,752,076
Trustmark Corp. ................... 15,450 310,700
Univest Financial Corp. ............... 61,861 1,030,604
Washington Trust Bancorp, Inc. ......... 36,643 849,751
Westamerica Bancorp ............... 56,370 2,662,919
55,039,686
Biotechnology — 6.6%
(a)
Alkermes plc ...................... 312,454 7,558,262
Amicus Therapeutics, Inc. ............. 35,043 384,422
Security
Shares
Shares Value
Biotechnology (continued)
AnaptysBio, Inc. ................... 41,527 $ 677,305
Anika Therapeutics, Inc. .............. 30,903 602,609
Apellis Pharmaceuticals, Inc. ........... 6,126 298,091
Arcellx, Inc.
(b)
..................... 14,975 527,869
ARS Pharmaceuticals, Inc.
(b)
........... 79,756 284,729
Biohaven Ltd. ..................... 55,864 1,480,955
Biomea Fusion, Inc. ................. 48,847 499,216
Crinetics Pharmaceuticals, Inc. ......... 51,479 1,507,820
Deciphera Pharmaceuticals, Inc. ........ 43,732 524,347
Enanta Pharmaceuticals, Inc. ........... 42,858 386,579
Exelixis, Inc. ...................... 384,972 7,926,573
Halozyme Therapeutics, Inc. ........... 74,849 2,535,136
Ideaya Biosciences, Inc. .............. 69,676 1,893,097
Ionis Pharmaceuticals, Inc.
(b)
........... 131,724 5,831,421
Ironwood Pharmaceuticals, Inc., Class A ... 294,293 2,639,808
iTeos Therapeutics, Inc. .............. 49,766 500,646
Karuna Therapeutics, Inc. ............. 1,840 306,562
Kiniksa Pharmaceuticals Ltd., Class A ..... 58,732 895,663
Mirum Pharmaceuticals, Inc.
(b)
.......... 52,196 1,431,736
Point Biopharma Global, Inc. ........... 133,529 1,690,477
ProKidney Corp., Class A ............. 64,545 105,208
PTC Therapeutics, Inc. ............... 25,278 473,963
Sage Therapeutics, Inc. .............. 19,466 364,598
Sarepta Therapeutics, Inc.
(b)
........... 9,451 636,147
Syndax Pharmaceuticals, Inc.
(b)
......... 86,124 1,212,626
Travere Therapeutics, Inc.
(b)
............ 114,400 741,312
uniQure NV ....................... 19,347 110,278
Vanda Pharmaceuticals, Inc. ........... 119,924 525,267
Vaxcyte, Inc.
(b)
..................... 9,550 459,355
Vir Biotechnology, Inc. ............... 117,044 928,159
Viridian Therapeutics, Inc.
(b)
............ 48,233 602,913
Xencor, Inc.
(b)
..................... 114,785 1,991,520
Xenon Pharmaceuticals, Inc.
(b)
.......... 68,567 2,125,577
Zymeworks, Inc. ................... 58,398 409,954
51,070,200
Building Products — 0.3%
AAON, Inc. ....................... 6,673 363,545
CSW Industrials, Inc. ................ 11,206 1,986,376
2,349,921
Capital Markets — 1.6%
Diamond Hill Investment Group, Inc. ...... 6,449 1,013,138
Freedom Holding Corp.
(a)(b)
............ 20,068 1,646,379
Houlihan Lokey, Inc., Class A ........... 39,171 3,937,469
PJT Partners, Inc., Class A ............ 50,029 3,920,272
Virtu Financial, Inc., Class A ............ 104,240 1,927,398
12,444,656
Chemicals — 1.5%
Ashland, Inc. ...................... 30,146 2,310,088
Balchem Corp. .................... 5,490 638,157
Hawkins, Inc. ..................... 17,634 1,012,721
NewMarket Corp. ................... 15,382 7,416,431
11,377,397
Commercial Services & Supplies — 1.3%
Brady Corp., Class A, NVS ............ 55,554 2,858,809
Casella Waste Systems, Inc., Class A
(a)
.... 47,811 3,607,340
Ennis, Inc. ....................... 54,563 1,165,466
UniFirst Corp. ..................... 12,905 2,121,969
9,753,584
Communications Equipment — 1.0%
(a)
Harmonic, Inc. ..................... 68,683 741,090
Lumentum Holdings, Inc.
(b)
............ 8,871 347,832
NETGEAR, Inc. .................... 49,613 627,108

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
NetScout Systems, Inc. ............... 150,500 $ 3,285,415
Viavi Solutions, Inc. ................. 380,302 2,958,749
7,960,194
Construction & Engineering — 0.8%
Argan, Inc. ....................... 28,912 1,322,435
MDU Resources Group, Inc. ........... 259,423 4,827,862
6,150,297
Construction Materials — 0.4%
Knife River Corp.
(a)
.................. 65,050 3,273,316
Consumer Finance — 0.1%
PRA Group, Inc.
(a)
.................. 47,590 585,833
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 97,725 6,657,027
Casey's General Stores, Inc. ........... 12,184 3,312,951
Grocery Outlet Holding Corp.
(a)
.......... 42,789 1,183,972
Ingles Markets, Inc., Class A ........... 30,602 2,454,892
SpartanNash Co. ................... 49,436 1,111,816
Sprouts Farmers Market, Inc.
(a)(b)
........ 88,310 3,710,786
Weis Markets, Inc. .................. 34,261 2,230,391
20,661,835
Containers & Packaging — 1.9%
AptarGroup, Inc. ................... 52,134 6,374,424
Graphic Packaging Holding Co. ......... 16,312 350,871
Silgan Holdings, Inc. ................. 81,868 3,279,632
Sonoco Products Co. ................ 86,686 4,491,202
14,496,129
Diversified Consumer Services — 4.6%
Adtalem Global Education, Inc.
(a)
........ 33,295 1,724,681
Graham Holdings Co., Class B .......... 7,662 4,434,153
Grand Canyon Education, Inc.
(a)
......... 50,362 5,959,335
H&R Block, Inc. .................... 101,686 4,174,210
Laureate Education, Inc. .............. 283,044 4,002,242
OneSpaWorld Holdings Ltd.
(a)
.......... 170,543 1,787,291
Perdoceo Education Corp. ............. 140,133 2,535,006
Service Corp. International ............ 124,407 6,770,229
Strategic Education, Inc. .............. 31,235 2,570,953
Stride, Inc.
(a)
...................... 24,516 1,347,890
35,305,990
Diversified Telecommunication Services — 1.3%
Anterix, Inc.
(a)(b)
.................... 27,894 850,488
ATN International, Inc. ............... 23,232 719,030
Cogent Communications Holdings, Inc. .... 92,166 5,988,947
EchoStar Corp., Class A
(a)
............. 44,545 617,394
Frontier Communications Parent, Inc.
(a)
.... 31,897 571,594
IDT Corp., Class B
(a)
................. 12,361 346,726
Iridium Communications, Inc. ........... 34,212 1,267,555
10,361,734
Electric Utilities — 3.3%
IDACORP, Inc. .................... 106,877 10,122,321
MGE Energy, Inc. ................... 44,511 3,188,323
PNM Resources, Inc. ................ 172,210 7,277,594
Portland General Electric Co. ........... 124,750 4,992,495
25,580,733
Electronic Equipment, Instruments & Components — 2.8%
Avnet, Inc. ....................... 124,352 5,761,228
CTS Corp. ....................... 9,188 343,723
Insight Enterprises, Inc.
(a)(b)
............ 35,778 5,126,987
OSI Systems, Inc.
(a)
................. 33,843 3,528,810
Plexus Corp.
(a)
..................... 7,109 698,957
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Rogers Corp.
(a)
.................... 26,403 $ 3,244,665
Vishay Intertechnology, Inc. ............ 122,460 2,723,510
21,427,880
Entertainment — 1.9%
Atlanta Braves Holdings, Inc., Class A
(a)
.... 14,126 535,516
Atlanta Braves Holdings, Inc., Class C, NVS
(a)
83,424 2,901,487
Madison Square Garden Sports Corp.
(a)
.... 32,819 5,518,187
Marcus Corp. (The) ................. 47,139 732,540
TKO Group Holdings, Inc. ............. 59,983 4,917,406
14,605,136
Financial Services — 0.1%
International Money Express, Inc.
(a)
....... 69,405 1,107,704
Food Products — 5.9%
Cal-Maine Foods, Inc. ................ 85,494 3,873,733
Flowers Foods, Inc. ................. 424,986 9,319,943
Hostess Brands, Inc., Class A
(a)
......... 170,186 5,684,212
J & J Snack Foods Corp. .............. 30,934 4,844,574
John B Sanfilippo & Son, Inc. ........... 18,994 1,942,326
Lancaster Colony Corp. .............. 40,863 6,912,794
Post Holdings, Inc.
(a)
................. 38,354 3,079,059
Seaboard Corp.
(b)
................... 513 1,799,065
Seneca Foods Corp., Class A
(a)
......... 11,194 611,752
Simply Good Foods Co. (The)
(a)
......... 15,792 588,884
Tootsie Roll Industries, Inc. ............ 34,722 1,080,201
TreeHouse Foods, Inc.
(a)
.............. 107,029 4,462,039
Utz Brands, Inc., Class A .............. 123,755 1,508,574
45,707,156
Gas Utilities — 1.1%
Chesapeake Utilities Corp. ............ 34,429 3,050,754
New Jersey Resources Corp. ........... 8,674 351,991
Northwest Natural Holding Co. .......... 13,933 511,480
ONE Gas, Inc. ..................... 49,469 2,987,928
Spire, Inc. ........................ 32,167 1,789,450
8,691,603
Ground Transportation — 2.9%
Heartland Express, Inc. ............... 100,764 1,174,908
Landstar System, Inc. ................ 69,272 11,414,640
Marten Transport Ltd. ................ 129,274 2,272,637
Schneider National, Inc., Class B ........ 111,458 2,823,231
Werner Enterprises, Inc. .............. 127,626 4,635,377
22,320,793
Health Care Equipment & Supplies — 0.6%
Atrion Corp. ...................... 2,258 772,191
QuidelOrtho Corp.
(a)
................. 26,455 1,615,871
UFP Technologies, Inc.
(a)
.............. 5,192 809,537
Varex Imaging Corp.
(a)(b)
.............. 84,914 1,532,698
4,730,297
Health Care Providers & Services — 7.2%
Acadia Healthcare Co., Inc.
(a)
........... 35,372 2,600,196
Addus HomeCare Corp.
(a)
............. 30,142 2,378,204
AMN Healthcare Services, Inc.
(a)(b)
....... 14,071 1,067,426
Chemed Corp. ..................... 22,811 12,834,609
CorVel Corp.
(a)
..................... 13,393 2,597,439
Encompass Health Corp. ............. 39,927 2,497,833
Ensign Group, Inc. (The)
(b)
............. 74,014 7,149,752
HealthEquity, Inc.
(a)(b)
................ 69,653 4,992,727
National HealthCare Corp. ............. 29,592 1,993,317
National Research Corp. .............. 31,324 1,323,752
Option Care Health, Inc.
(a)
............. 173,160 4,801,727
Patterson Cos., Inc. ................. 186,335 5,675,764

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Pediatrix Medical Group, Inc.
(a)
.......... 30,727 $ 352,131
Premier, Inc., Class A ................ 252,357 4,850,302
US Physical Therapy, Inc. ............. 10,540 886,519
56,001,698
Health Care REITs — 0.2%
LTC Properties, Inc. ................. 28,483 900,348
Omega Healthcare Investors, Inc. ........ 31,180 1,032,058
1,932,406
Health Care Technology — 0.6%
Computer Programs & Systems, Inc.
(a)
..... 31,798 448,034
HealthStream, Inc. .................. 52,279 1,327,886
NextGen Healthcare, Inc.
(a)(b)
........... 111,801 2,674,280
4,450,200
Hotels, Restaurants & Leisure — 0.5%
Accel Entertainment, Inc., Class A
(a)
...... 50,787 500,252
Papa John's International, Inc. .......... 8,945 581,604
Texas Roadhouse, Inc. ............... 11,213 1,138,568
Wendy's Co. (The) .................. 107,019 2,035,501
4,255,925
Household Durables — 0.2%
iRobot Corp.
(a)
..................... 55,735 1,835,354
Household Products — 0.4%
Reynolds Consumer Products, Inc. ....... 133,262 3,388,853
Industrial REITs — 0.2%
Americold Realty Trust, Inc. ............ 73,220 1,919,828
Insurance — 8.8%
AMERISAFE, Inc. .................. 40,726 2,075,804
Argo Group International Holdings Ltd. .... 23,485 700,792
Axis Capital Holdings Ltd. ............. 114,392 6,531,783
Donegal Group, Inc., Class A ........... 34,419 485,996
Employers Holdings, Inc. .............. 52,730 2,003,740
Enstar Group Ltd.
(a)
................. 21,963 5,204,572
Hanover Insurance Group, Inc. (The) ..... 62,551 7,331,603
Horace Mann Educators Corp. .......... 82,983 2,633,051
James River Group Holdings Ltd. ........ 78,951 1,085,576
Mercury General Corp. ............... 60,497 1,868,147
Old Republic International Corp. ......... 158,273 4,333,515
ProAssurance Corp. ................. 96,713 1,644,121
RenaissanceRe Holdings Ltd. .......... 35,150 7,718,589
RLI Corp. ........................ 43,914 5,851,101
Ryan Specialty Holdings, Inc., Class A
(a)
... 13,862 598,838
Safety Insurance Group, Inc. ........... 30,534 2,295,241
Selective Insurance Group, Inc. ......... 46,067 4,796,035
SiriusPoint Ltd.
(a)
................... 124,676 1,228,059
Tiptree, Inc. ...................... 45,935 694,078
United Fire Group, Inc. ............... 35,484 714,648
Universal Insurance Holdings, Inc. ....... 25,713 402,666
White Mountains Insurance Group Ltd.
(b)
... 5,448 7,794,726
67,992,681
IT Services — 0.1%
Hackett Group, Inc. (The) ............. 51,977 1,158,567
Leisure Products — 0.3%
Sturm Ruger & Co., Inc. .............. 37,433 2,071,917
Life Sciences Tools & Services — 0.1%
OmniAb, Inc.
(a)
..................... 106,348 483,883
Marine Transportation — 0.1%
Eagle Bulk Shipping, Inc. ............. 21,985 896,988
Security
Shares
Shares Value
Media — 0.9%
Scholastic Corp., NVS ............... 20,862 $ 769,808
TEGNA, Inc. ...................... 449,337 6,519,880
7,289,688
Metals & Mining — 1.8%
Arch Resources, Inc., Class A .......... 9,414 1,419,914
Royal Gold, Inc. .................... 94,889 9,899,769
Warrior Met Coal, Inc. ................ 54,948 2,677,616
13,997,299
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Dynex Capital, Inc. .................. 114,030 1,144,861
Multi-Utilities — 1.2%
Avista Corp. ...................... 154,368 4,891,922
Northwestern Energy Group, Inc. ........ 99,423 4,773,298
9,665,220
Office REITs — 0.8%
Easterly Government Properties, Inc. ..... 134,190 1,443,884
Equity Commonwealth ............... 235,786 4,465,787
5,909,671
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp. .............. 402,681 4,969,084
Delek US Holdings, Inc. .............. 18,613 490,453
Dorian LPG Ltd. .................... 68,340 2,184,830
Hess Midstream LP, Class A ........... 116,641 3,499,230
International Seaways, Inc. ............ 72,676 3,494,989
Kimbell Royalty Partners LP ........... 124,125 2,000,895
Kinetik Holdings, Inc., Class A .......... 36,296 1,286,330
Par Pacific Holdings, Inc.
(a)
............ 42,350 1,389,927
PBF Energy, Inc., Class A ............. 22,989 1,092,667
Plains GP Holdings LP, Class A ......... 103,230 1,618,646
Viper Energy Partners LP ............. 15,076 429,364
22,456,415
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
............. 36,076 1,219,730
Pharmaceuticals — 3.4%
Amphastar Pharmaceuticals, Inc.
(a)
....... 81,462 3,687,785
Collegium Pharmaceutical, Inc.
(a)
........ 73,103 1,590,721
Corcept Therapeutics, Inc.
(a)
........... 110,977 3,116,234
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 11,731 276,148
Innoviva, Inc.
(a)(b)
................... 129,950 1,612,679
Intra-Cellular Therapies, Inc.
(a)
.......... 26,002 1,293,860
Pacira BioSciences, Inc.
(a)(b)
............ 31,651 894,457
Perrigo Co. plc .................... 135,819 3,754,037
Phibro Animal Health Corp., Class A ...... 37,488 409,369
Prestige Consumer Healthcare, Inc.
(a)
..... 105,299 6,250,549
Supernus Pharmaceuticals, Inc.
(a)
........ 68,667 1,637,708
Tarsus Pharmaceuticals, Inc.
(a)
.......... 33,792 481,198
Theravance Biopharma, Inc.
(a)(b)
......... 107,363 1,013,507
26,018,252
Professional Services — 6.2%
Barrett Business Services, Inc. .......... 4,917 449,709
CACI International, Inc., Class A
(a)
....... 16,951 5,505,007
CBIZ, Inc.
(a)
....................... 63,197 3,283,716
CRA International, Inc. ............... 9,308 903,900
CSG Systems International, Inc. ......... 31,861 1,493,006
Exponent, Inc. ..................... 15,529 1,138,120
FTI Consulting, Inc.
(a)
................ 49,011 10,403,075
Huron Consulting Group, Inc.
(a)
.......... 40,672 4,041,170
ICF International, Inc. ................ 17,168 2,175,700
KBR, Inc. ........................ 30,454 1,770,900
Kforce, Inc. ....................... 20,675 1,262,002

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Maximus, Inc. ..................... 86,001 $ 6,425,995
Science Applications International Corp. ... 56,353 6,156,002
Verra Mobility Corp., Class A
(a)(b)
......... 172,127 3,402,951
48,411,253
Real Estate Management & Development — 0.3%
FRP Holdings, Inc.
(a)
................. 16,255 874,356
RMR Group, Inc. (The), Class A ......... 21,500 484,180
Tejon Ranch Co.
(a)
.................. 45,128 700,387
2,058,923
Residential REITs — 0.1%
Elme Communities .................. 39,754 507,261
Retail REITs — 1.9%
Agree Realty Corp. ................. 186,382 10,426,209
Getty Realty Corp. .................. 74,760 1,990,111
NETSTREIT Corp. .................. 123,267 1,756,555
Phillips Edison & Co., Inc. ............. 21,905 773,466
14,946,341
Software — 3.0%
A10 Networks, Inc. .................. 64,525 701,387
Adeia, Inc. ....................... 59,582 502,276
CommVault Systems, Inc.
(a)
............ 70,541 4,609,854
Dolby Laboratories, Inc., Class A ........ 122,800 9,939,432
InterDigital, Inc. .................... 36,317 2,732,854
Mitek Systems, Inc.
(a)(b)
............... 41,998 448,539
Model N, Inc.
(a)
.................... 21,023 506,654
Progress Software Corp. .............. 71,205 3,658,513
23,099,509
Specialty Retail — 3.1%
Arko Corp. ....................... 115,200 869,760
AutoNation, Inc.
(a)
................... 11,757 1,529,350
Murphy USA, Inc. .................. 43,701 15,849,916
ODP Corp. (The)
(a)
.................. 14,713 660,908
Penske Automotive Group, Inc.
(b)
........ 3,662 523,959
PetMed Express, Inc. ................ 44,528 306,798
Valvoline, Inc. ..................... 51,062 1,515,009
Winmark Corp. .................... 6,202 2,501,391
23,757,091
Textiles, Apparel & Luxury Goods — 0.0%
Columbia Sportswear Co. ............. 5,407 399,037
Trading Companies & Distributors — 1.0%
McGrath RentCorp .................. 28,696 2,886,817
MSC Industrial Direct Co., Inc., Class A .... 51,273 4,858,117
7,744,934
Water Utilities — 1.2%
American States Water Co. ............ 26,176 2,043,037
California Water Service Group ......... 92,051 4,481,043
SJW Group ....................... 48,028 3,000,789
9,524,869
Wireless Telecommunication Services — 0.7%
Shenandoah Telecommunications Co. ..... 101,172 2,393,730
Telephone & Data Systems, Inc. ......... 84,449 1,536,127
United States Cellular Corp.
(a)
.......... 32,763 1,377,029
5,306,886
Total Common Stocks — 99.7%
(Cost: $782,738,421) ............................. 773,253,912
Security
Shares
Shares Value
Rights
Pharmaceuticals — 0.0%
Contra Chinook Therape, CVR
(a)(c)
........ 72,502 $ 31,176
Total Rights — 0.0%
(Cost: $28,276) ................................ 31,176
Total Long-Term Investments — 99.7%
(Cost: $782,766,697) ............................. 773,285,088
Short-Term Securities
Money Market Funds — 5.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(f)
............ 37,389,207 37,404,163
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 1,448,033 1,448,033
Total Short-Term Securities — 5.0%
(Cost: $38,836,782) .............................. 38,852,196
Total Investments — 104.7%
(Cost: $821,603,479 ) ............................. 812,137,284
Liabilities in Excess of Other Assets — (4.7)% ............ (36,658,732)
Net Assets — 100.0% ..............................
$ 775,478,552
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 23,686,593 $ 13,712,864
(a)
$ — $ (173) $ 4,879 $ 37,404,163 37,389,207 $ 273,712
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,436,774 — (988,741)
(a)
— — 1,448,033 1,448,033 20,401 —
$ (173) $ 4,879 $ 38,852,196 $ 294,113 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 11 12/15/23 $ 321 $ (18,946)
S&P Midcap 400 E-Mini Index ................................................. 7 12/15/23 1,663 (66,329)
$ (85,275)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 773,253,912 $ — $ — $ 773,253,912
Rights ................................................ — — 31,176 31,176
Short-Term Securities
Money Market Funds ...................................... 38,852,196 — — 38,852,196
$ 812,106,108 $ — $ 31,176 $ 812,137,284
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (85,275) $ — $ — $ (85,275)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares